LEASE LIABILITIES - Changes in lease liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASE LIABILITIES
Balance at beginning of year	$ 378.5	$ 346.1
Lease obligations financing right-of-use assets	122.6	158.8
Repayments	(126.4)	(126.2)
Other	(1.4)	(0.2)
Balance at end of year	373.3	378.5
Less current portion	(110.3)	(108.5)
Lease liabilities, non-current	$ 263.0	$ 270.0
Bottom of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	1.90%	1.90%
Top of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	8.50%	8.50%
Affiliated Entity
LEASE LIABILITIES
Balance at beginning of year	$ 15.8
Balance at end of year	$ 12.4	$ 15.8